Related Party Transactions (Details) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2016 USD ($)	Apr. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Interest expense incurred				$ 818	$ 519	$ 724
Interest income earned				1,015	1,051	$ 1,157
Changyou [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Principal Amount of Advanced Additional Loan							$ 1,200	¥ 8.2
Loans payable to related parities				33,500	32,700
Loans receivable from related parities				33,300	31,600
Interest expense incurred				800	500
Interest income earned				$ 1,000	$ 1,100
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10,500	$ 16,100	$ 4,800